Selected Statement of Operations Data (Tables)	12 Months Ended
Dec. 31, 2015
Financial Data Relating to Reportable Segments

NOTE 14 - SELECTED STATEMENT OF OPERATIONS DATA (continued):

1.	Financial data relating to reportable segments:

	Production solutions for the electronics industry	Solar energy	Recognition software	Total
	$ in thousands
Year ended December 31, 2015:
Revenues from unaffiliated customers:
Sales of products	515,550	13,894	7,926	537,370
Services rendered	207,131	1,683	6,333	215,147
Total revenues	722,681	15,577	14,259	752,517
Operating income (loss)	*92,988	(465)	2,181	94,704
Assets (at end of year)	998,897	7,290	11,401	1,017,589
Expenditures for segment assets	19,293	—	55	19,348
Depreciation and amortization	45,129	—	153	45,282
Year ended December 31, 2014:
Revenues from unaffiliated customers:
Sales of products	385,341	11,162	7,460	403,963
Services rendered	172,297	719	5,767	178,783
Total revenues	557,638	11,881	13,227	582,746
Operating income (loss)	*47,507	(428)	1,067	48,146
Assets (at end of year)	985,690	3,699	12,482	1,001,871
Expenditures for segment assets	12,330		170	12,500
Depreciation and amortization	30,162		171	30,333
Year ended December 31, 2013:
Revenues from unaffiliated customers:
Sales of products	286,506		7,521	294,027
Services rendered	140,280		5,688	145,968
Total revenues	426,786		13,209	439,995
Operating income (loss)	*50,954	(5,022)	1,599	47,531
Assets (at end of year)	579,569	3,492	26,599	609,660
Expenditures for segment assets	12,928		50	12,978
Depreciation and amortization	12,953	136	172	13,261

Reconciliation of Operating income of Reportable Segments to Data Included in Consolidated Statement of Operations
*	Including share in net income of Frontline
2.	Following is a reconciliation of the operating income of the reportable segments to the data included in the statements of operations:

	Year ended December 31
	2015	2014	2013
	$ in thousands
Operating income:
Total operating income of reportable segments	94,704	48,146	47,531
Financial expenses, net	23,585	9,046	1,191
Income before taxes on income	71,119	39,100	46,340

Reconciliation of Assets of Reportable Segments to Data Included in Consolidated Balance Sheets

NOTE 14 - SELECTED STATEMENT OF OPERATIONS DATA (continued):

3.	Following is a reconciliation of the assets of the reportable segments to the data included in the consolidated balance sheets:

	Year ended December 31
	2015	2014	2013
	$ in thousands
Total assets of reportable segments at end of year	1,017,589	1,001,871	609,660
Assets not allocated to segments	29,749	32,101	26,922
Consolidated assets at end of year	1,047,338	1,033,972	636,582

Geographical Information
(ii)	Geographical information:

	Year ended December 31
	2015	2014	2013
	$ in thousands
Revenues - classified by geographical area (based on the location of customers):
China	223,120	202,836	177,304
Taiwan	170,297	98,405	74,807
North America	98,387	87,900	43,042
Korea	59,299	55,607	72,333
Europe	108,074	54,004	18,605
Japan	45,044	44,840	33,676
Other (*)	48,296	39,154	20,228
Total revenues	752,517	582,746	439,995

(*)	mainly in the Far East.

Schedule of Revenue by Major Product Lines
(iii)	Revenues by major product lines are as follows:

	Year ended December 31
	2015	2014	2013
	$ in thousands
Inspection	183,925	171,300	149,134
Direct Imaging	147,445	152,607	167,522
Test and Repair	106,418	82,034	77,335
PVD/CVD	162,627	78,529
Other	152,102	98,276	46,004
Total revenues	752,517	582,746	439,995

Schedule of Revenue by Operating Segments
(iv)	Revenues by operating segments are as follows:

	Year ended December 31
	2015	2014	2013
	$ in thousands
PCB	255,501	286,225	295,228
FPD	204,946	160,759	131,558
SD	262,234	110,654
Other	29,836	25,108	13,209
Total revenues	752,517	582,746	439,995

Property Plant and Equipment Net of Accumulated Depreciation and Amortization by Geographical Location
(v)	Property plant and equipment net of accumulated depreciation and amortization by geographical location:

	Year ended December 31
	2015	2014	2013
	$ in thousands
United Kingdom	24,940	23,058
Israel	16,344	13,707	11,018
United States	4,241	4,865	3,354
Italy	4,375	4,470	4,578
Germany	5,466	5,770	5,455
Other	3,616	3,710	3,310
Total	58,982	55,580	27,715

Cost and Expense
c.	Cost of revenues:

	Year ended December 31
	2015	2014	2013
	$ in thousands
1) Cost of products sold:
Materials and subcontractors	240,601	185,431	125,043
Labor costs	27,856	26,006	20,753
Overhead and other expenses	17,046	12,544	10,906
	285,503	223,981	156,702
2) Cost of services rendered:
Materials consumed	60,687	51,167	44,088
Labor costs	42,462	37,135	34,117
Overhead and other expenses	24,067	17,270	13,548
	127,216	105,572	91,753

Financial Expenses, Net
e.	Financial expenses – net

	Year ended December 31
	2015	2014	2013
	$ in thousands
Income:
Interest:
In respect of bank deposits and marketable securities	646	1,074	1,465
Other			39
	646	1,074	1,504
Expenses:
Interest:
Bank loan	—		1,227
Term loans	17,866	7,184
Costs relating to factoring of letters of credits and promissory notes	209	227	71
Net loss from sale of marketable securities	—	339
Marketable securities and bonds premium/discount amortization	136	316	554
Foreign currencies exchange (gain)/ loss- net	5,115	1,159	168
Bank charges and other	905	895	675
	24,231	10,120	2,695
	(23,585)	(9,046)	(1,191)

Weighted Average Number of Shares for Computation of Earnings Per Share
f.	Earnings per share

Following are data relating to the weighted average number of shares for the purpose of computing earnings per share:

	Year ended December 31
	2015	2014	2013
	$ in thousands
Weighted average number of shares issued and outstanding (net of treasury shares)-used in computation of basic earnings (loss) per share	42,412	41,703	42,571
Add - incremental shares from assumed exercise of options and RSUs	910	1,054	682
Weighted average number of shares used in computation of diluted earnings (loss) per share	43,322	42,757	43,253

General and Administrative Expense [Member]
Cost and Expense
d.	Selling, general and administrative expenses

	Year ended December 31
	2015	2014	2013
	$ in thousands
Comprised as follows:
Selling	57,753	45,044	35,746
General and administrative	59,740	51,125	40,202
	117,493	96,169	75,948